Investment Objectives and Goals	Dec. 30, 2025
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Global Growth Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
American Funds Growth Portfolio | American Funds Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Growth Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Growth and Income Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Moderate Growth and Income Portfolio
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objectives are to provide current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Conservative Growth and Income Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income and,
Objective, Secondary [Text Block]	secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Tax-Aware Conservative Growth and Income Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income, a portion of which is exempt from regular federal income tax,
Objective, Secondary [Text Block]	while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio | American Funds Preservation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Preservation Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Tax-Exempt Preservation Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income that is exempt from regular federal income tax, consistent with preservation of capital.